Cushing MLP & Infrastructure Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2022

		Fair
Common Stock - 64.1%	Shares	Value
Energy Metering & Management - 1.0%
Fluence Energy, Inc.(2)	65,000	$879,450

General Partnerships - 0.9%
Enlink Midstream LLC(1)	90,000	801,000

Large Cap Diversified C Corps - 31.7%
Cheniere Energy, Inc.	47,000	6,246,300
Enbridge, Inc.(1)(3)	78,000	3,368,040
Kinder Morgan, Inc.(1)	238,000	4,141,200
ONEOK, Inc.(1)	55,000	3,591,500
Pembina Pipeline Corporation(1)(3)	105,000	3,565,800
TC Energy Corporation(1)(3)	54,000	2,900,340
Williams Companies, Inc.(1)	133,000	4,160,240
		27,973,420
Natural Gas Gatherers & Processors - 11.4%
DT Midstream, Inc.	51,000	2,708,100
Targa Resources Corporation(1)	112,000	7,321,440
		10,029,540
Natural Gas Transportation & Storage - 2.6%
Equitrans Midstream Corporation(1)	364,298	2,335,150

Other Renewable Generation - 2.1%
Bloom Energy Corporation(2)	46,000	1,021,200
Brookfield Renewable Corporation(1)(3)	21,000	784,770
		1,805,970
Refiners - 4.3%
Marathon Petroleum Corporation(1)	49,000	3,815,630

Solar - 2.1%
Atlantica Sustainable Infrastructure plc(1)(3)	26,000	877,500
Solaredge Technologies, Inc.(2)	3,000	958,260
		1,835,760
Solar Developer - 0.9%
Azure Power Global Ltd.(1)(2)(3)	50,000	827,500

Solar Energy Equipment - 1.5%
Sunrun, Inc.(1)(2)	48,000	1,309,440

Utilities - 3.0%
NextEra Energy, Inc.(1)	34,000	2,661,180

Yield Co - 2.6%
Clearway Energy, Inc.(1)	68,000	2,271,200
Total Common Stocks (Cost $49,989,789)		$56,545,240

MLP Investments and Related Companies - 44.1%	Units
Large Cap Diversified C Corps - 7.3%
Plains GP Holdings, L.P.(1)	572,000	$6,469,320

Large Cap MLP - 15.7%
Energy Transfer, L.P.(1)	565,000	5,729,100
Enterprise Products Partners, L.P.(1)	167,000	4,078,140
MPLX, L.P.(1)	124,000	4,064,720
		13,871,960
Natural Gas Gatherers & Processors - 17.7%
Crestwood Equity Partners, L.P.(1)	44,000	1,353,880
DCP Midstream, L.P.(1)	82,000	2,712,560
Hess Midstream, L.P.(1)	120,000	3,835,200
Rattler Midstream, L.P.(1)	188,000	2,596,280
Western Midstream Partners, L.P.(1)	195,000	5,077,800
		15,575,720
Yield Co - 3.4%
NextEra Energy Partners, L.P.(1)	38,000	2,964,380
Total MLP Investments and Related Companies (Cost $37,003,097)		$38,881,380

Preferred Stock - 2.8%
Crude Oil & Refined Products - 0.4%
NGL Energy Partners, L.P.(1)(2)	20,313	$358,728

Utilities - 2.4%
NextEra Energy Capital Holdings, Inc.(1)	81,000	2,126,250
Total Preferred Stock (Cost $2,549,836)		$2,484,978

Short-Term Investments - Investment Companies - 15.4%	Shares
First American Government Obligations Fund - Class X, 0.03% (4)	6,800,308	$6,800,308
First American Treasury Obligations Fund - Class X, 0.01% (4)	6,800,308	6,800,308
Total Short-Term Investments - Investment Companies (Cost $13,600,616)		$13,600,616
Total Investments - 126.4% (Cost $103,143,337)		$111,512,214
Liabiliities in Excess of Other Assets - (26.4)%		(23,272,124)
Net Assets Applicable to Common Stockholders - 100.0%		$88,240,090

(1)		All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)		No distribution or dividend was made during the fiscal year ended February 28, 2022. As such, it is classified as a non-income producing security as of February 28, 2022.
(3)		Foreign issued security. Foreign concentration is as follows: Canada 12.03%, United Kingdom 0.99%, and Mauritius 0.94%.
(4)		Rate reported is the current yield as of February 28, 2022.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2022	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$56,545,240	$56,545,240	$-	$-
Master Limited Partnerships and Related Companies (a)	38,881,380	38,881,380	-	-
Preferred Stock (a)	2,484,978	2,484,978	-
Total Equity Securities	97,911,598	97,911,598	-	-
Other Short Term Investments (a)	13,600,616	13,600,616	-	-
Total Other	13,600,616	13,600,616	-	-
Total Assets	$111,512,214	$111,512,214	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended February 28, 2022.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended February 28, 2022.